Current assets and liabilities	12 Months Ended
Dec. 31, 2024
Current assets and liabilities
Current assets and liabilities

(7) Current assets and liabilities

-Accounting Principles-

Trade accounts receivable

Trade accounts receivable are initially recognized at the transaction price in accordance with IFRS 15. For trade accounts receivable, the Group applies the simplified approach with expected lifetime credit losses recognized from initial recognition of the receivables in the income statement. The provision for doubtful debts is established using an expected credit loss model (ECL) using the simplified approach in accordance with IFRS 9. The carrying amount of trade accounts receivable is reduced through the use of an allowance account. Impaired trade accounts receivables are derecognized when they are assessed as uncollectible.

Inventories

In accordance with IAS 2, inventories are stated at the lower of cost or net realizable value. The cost of inventories comprises all costs of purchase, manufacturing, as well as other costs incurred in bringing the inventories to their present location and condition.

The cost of inventories is predominantly determined by using the weighted average cost method. Depending on the nature of inventory, the Group also applies the first-in, first-out method in rare cases. The net realizable value represents the estimated sales price in the ordinary course of business less the estimated costs of completion and the estimated costs necessary to make the sale. Write-downs of inventories which are considered obsolete or slow moving are computed taking into account their expected future utilization and their net realizable value. The Group also considers other reasons that the cost of inventories may not be recoverable such as damage, obsolescence, expiration date or declines in selling price.

-Trade accounts receivables-

Trade accounts receivables that were not individually impaired were classified as recoverable on the basis of credit management processes and individual assessments of customer risks. The valuation allowances include appropriate risk provisions. The Group has assessed the default risk of all trade accounts receivables. The resulting valuation allowance as of December 31, 2024 amounts to € 11,141k (December 31, 2023: € 6,453k). This amount includes credit impaired trade accounts receivable in the amount of € 10,616k (2023: € 6,121k) and lifetime expected credit losses in the amount of € 526k (2023: € 331k). The expense related to individually assessed, credit impaired trade accounts receivables amounted to € 4,495k (2023: € 3,791k).The expense related to collectively assessed expected credit losses amounted to € 194k (2023: € (580)k)

The maturities of trade receivables as at December 31, 2024 and December 31, 2023 taking into account risk provisions, are as follows:

	Dec 31	Dec 31
	2024	2023
	k€	k€
Not past due	87,986	57,742
Risk provision not past due	(161)	(367)
Weighted average loss rate	0.18%	0.64%
Past due 1-30 days	13,098	25,837
Risk provision 1-30 days	(43)	(170)
Weighted average loss rate	0.33%	0.66%
Past due 31-120 days	9,473	12,688
Risk provision 31-120 days	(32)	(280)
Weighted average loss rate	0.34%	2.21%
More than 120 days	16,903	8,582
Risk provision more than 120 days	(10,905)	(5,636)
Weighted average loss rate	64.51%	65.67%
Total trade accounts receivable	116,319	98,396

The related loss allowances on trade accounts receivable have changed as follows:

	Credit-impaired	Lifetime expected
	Trade accounts receivable	credit losses
	(individually assessed)	(collectively assessed)	Total
	k€	k€	k€
Balance as of January 1, 2023	2,312	911	3,223
Change in provision for ECL	—	(580)	(580)
Additions/Reductions	5,219	—	5,219
Recoveries collected	(1,428)	—	(1,428)
Deductions from allowance	18	—	18
Balance as of December 31, 2023	6,121	331	6,452

Balance as of January 1, 2024	6,121	331	6,452
Change in provision for ECL	—	194	194
Additions/Reductions	7,969	—	7,969
Recoveries collected	(3,474)	—	(3,474)
Deductions from allowance	—	—	—
Balance as of December 31, 2024	10,616	526	11,141

-Inventories-

Inventories consist of the following:

	Dec 31	Dec 31
	2024	2023
	k€	k€
Raw materials	29,455	25,901
Work-in-progress	1,667	4,989
Total inventories	31,122	30,890

Raw materials mainly consist of consumables, cell culture media and disposables. The increase compared to the previous year is mainly due to the growth in business activities in Just – Evotec Biologics.

The decrease in work-in-progress is due to the completion of projects in Aptuit Oxford as well as the disposal of Evotec DS.

Allowances on inventories exist at the balance sheet date in the amount of € 2,043k (December 31, 2023: € 2,573k).

In 2024, € 45,069k (2023: € 54,987k) of inventories were expensed.

-Prepaid expenses and other current assets-

Prepaid expenses as of December 31, 2024 mainly relate to prepayments for subscriptions to IT licenses. Other current assets mainly comprise VAT-related receivables of € 14,149k (December 31, 2023: € 17,844k).

In k€	December 31, 2024	December 31, 2023
Prepaid expenses	22,240	18,395
Other current assets	23,279	32,950
Total prepaid expenses and other current assets	45,519	51,345

-Trade payables-

As of December 31, 2024 the Group’s trade payables amounted to € 85,792k (December 31, 2023: € 134,319k) and consist of payables in relation within the normal course of business.

-Other current liabilities-

As of December 31, 2024 other current liabilities included wage taxes in the amount of € 5,457k (December 31, 2023: € 2,793k) and social security liabilities with an amount of € 8,003k (December 31, 2023: € 4,429k).

-Deferred Income-

As of December 31, 2024, current and non-current deferred income amounted to € 33,773k (December 31, 2023: € 10,268k). The increase is related to a forgivable loan in France (December 31, 2024: € 21,125k, December 31, 2023: € 0k). Further, deferred income related to customer reimbursements for equipment in Just – Evotec Biologics, Inc. (December 31, 2024: € 8,567k, December 31, 2023:€ 10,068k).